Description Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 Copper Cable [Member] years	Dec. 31, 2008 Fiber Cable [Member] years	Dec. 31, 2011 Computer Software [Member] years	Dec. 31, 2011 Wireline [Member]	Dec. 31, 2011 Increase due to change in average useful lives [Member]	Dec. 31, 2010 Increase due to change in average useful lives [Member]	Dec. 31, 2009 Increase due to change in average useful lives [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of countries outside the United States of America to which our Wireline segment provides products and services							150
Non-cash adjustments to wireless data revenues		$ 235,000,000	$ (78,000,000)
Reduction to Net income attributable to Verizon for the one-time non-cash adjustment		100,000,000
Stock options and restricted stock units outstanding to purchase shares included in diluted earnings per common share	6,000,000	3,000,000
Anti-dilutive share not included in computation of diluted earnings per share	19,000,000	73,000,000	112,000,000
Number of common shares authorized to be issued	4,250,000,000
Number of Series Preferred shares authorized to be issued	250,000,000
Maximum maturity period for highly liquid investments considered to be cash equivalents, days	90
Increase in depreciation expenses	$ 14,991,000,000	$ 14,593,000,000	$ 14,564,000,000					$ 400,000,000	$ 300,000,000	$ 300,000,000
Average useful life, years				15	25
Minimum useful life, years				13	20
Maximum useful life, years				18	25
Percentage of benefit realized on ultimate settlement	50.00%
Minimum useful life for finite-lived intangible assets, years						3
Maximum useful life for finite-lived intangible assets, years						7